Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-07-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

In July 2025, the Board adopted a clawback policy which provides for the recovery of certain executive compensation in the event of an accounting restatement resulting from material non-compliance with financial reporting requirements under the federal securities laws. Since the adoption of this policy, there have been no accounting restatements, nor is there any compensation to be recovered. A copy of the Clawback Policy has been filed as Exhibit 97.1 to the 2025 Form 10-K.